Summary of Significant Accounting Policies (Details Narrative) 9M	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 shares	Sep. 30, 2013	Mar. 31, 2013	May 23, 2016 shares	Sep. 06, 2013 $ / shares shares	Sep. 05, 2013 $ / shares shares
Date Of Incorporation		Aug. 09, 2010	Aug. 09, 2010
Common Stock, shares issued				14,690
Cancellation of loans | $				$ 6,009
Common Stock, Shares Authorized	4,000,000,000	4,000,000,000	4,000,000,000	4,000,000,000				4,000,000,000	375,030,000	900,000
Common Stock, Par Value | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ .001					$ 0.001	$ 0.001
Stock split ratio		0.01	4.167			4.167	4.1671
Cash and cash equivalent | $				$ 15,892
Intangible assets | $	$ 0	0	0
Impairment of intangible asset | $		$ 82,120	$ 82,120
Reserved common shares	3,900,048	3,900,048	3,900,048
Stock options granted	197,500	3,900,003	197,500	197,500
Computer equipment		3 years	3 years
Options granted, number of shares	3,900,003		3,900,003	197,500	475,033
Options, exercise price | $ / shares		$ 0.001	$ 0.001
Sale Agmt
Date of Agreement		Jul. 19, 2013	Jul. 19, 2013
Cancellation of loans | $		$ 28,818	$ 28,818
Shares sold by former officers		5,312,925	5,312,925
Shares returned to treasury		5,002,554	5,002,554
Shares agreed to cancel		2,625,210	2,625,210
Asset Assign Agmt
Date of Agreement		Jul. 18, 2013	Jul. 18, 2013
Common Stock, shares issued		827,670	827,670
Series A Preferred Stock, shares issued		6,000,000	6,000,000
Stock Value | $		$ 123,973	$ 123,973
Termination of agreement | $		20,000	20,000
Additional cash required | $		$ 2,000,000	$ 2,000,000